THE ALGER INSTITUTIONAL FUNDS

Alger Capital Appreciation Focus Fund
(Class I, R and Z Shares)

Supplement dated November 29, 2013 to the
Prospectus dated March 1, 2013, As Revised May 31, 2013
As Supplemented to Date

Class R Shares of Alger Capital Appreciation Focus Fund, a series of The Alger Institutional Funds, were terminated effective November 25, 2013.

S-MPIR 112913

THE ALGER INSTITUTIONAL FUNDS

Alger Capital Appreciation Focus Fund

Supplement dated November 29, 2013 to the
Statement of Additional Information dated March 1, 2013
As Supplemented to Date

Class R Shares of Alger Capital Appreciation Focus Fund, a series of The Alger Institutional Funds, were terminated effective November 25, 2013.

S-ISAI 112913